LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.36%
Aerospace & Defense–1.07%
Boeing	10,985	$ 1,815,381
Lockheed Martin	13,312	5,102,224
Northrop Grumman	10,333	3,259,958
Raytheon Technologies	78,930	4,541,632
		14,719,195
Air Freight & Logistics–1.27%
FedEx	40,453	10,174,738
United Parcel Service Class B	40,479	6,745,016
†XPO Logistics	5,768	488,319
		17,408,073
Airlines–0.10%
Southwest Airlines	35,353	1,325,737
		1,325,737
Automobiles–0.98%
†Tesla	28,927	12,409,972
Thor Industries	11,153	1,062,435
		13,472,407
Banks–1.04%
JPMorgan Chase & Co.	148,788	14,323,821
		14,323,821
Beverages–0.49%
†Boston Beer Class A	493	435,497
†Monster Beverage	77,952	6,251,750
		6,687,247
Biotechnology–2.39%
AbbVie	106,917	9,364,860
†Alexion Pharmaceuticals	38,931	4,454,874
†Biogen	13,846	3,927,833
†Incyte	25,199	2,261,358
†Regeneron Pharmaceuticals	1,589	889,491
†Sarepta Therapeutics	785	110,238
†Seattle Genetics	11,268	2,205,035
†Vertex Pharmaceuticals	35,202	9,579,168
		32,792,857
Building Products–0.61%
Allegion	4,778	472,592
Masco	89,213	4,918,313
Trane Technologies	24,140	2,926,975
		8,317,880
Capital Markets–2.59%
BlackRock	3,042	1,714,319
Blackstone Group Class A	108,551	5,666,362
Charles Schwab	119,568	4,331,949
CME Group	29,827	4,990,355
MarketAxess Holdings	7,703	3,709,688
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MSCI	7,454	$ 2,659,438
S&P Global	29,915	10,787,349
TD Ameritrade Holding	46,166	1,807,399
		35,666,859
Chemicals–1.51%
†Axalta Coating Systems	33,127	734,426
Celanese	30,865	3,316,444
FMC	27,815	2,945,887
†Linde	14,593	3,475,031
PPG Industries	24,938	3,044,431
Sherwin-Williams	10,415	7,256,547
		20,772,766
Communications Equipment–0.16%
†Lumentum Holdings	28,960	2,175,765
		2,175,765
Consumer Finance–0.20%
American Express	18,369	1,841,492
Synchrony Financial	35,590	931,391
		2,772,883
Containers & Packaging–0.33%
Ball	34,172	2,840,377
†Crown Holdings	22,558	1,733,808
		4,574,185
Diversified Consumer Services–0.09%
†frontdoor	22,987	894,424
H&R Block	20,700	337,203
		1,231,627
Diversified Financial Services–0.45%
†Berkshire Hathaway Class B	15,236	3,244,354
Equitable Holdings	157,621	2,875,007
		6,119,361
Electric Utilities–1.52%
Duke Energy	75,800	6,712,848
Edison International	71,798	3,650,210
Exelon	120,207	4,298,603
FirstEnergy	190,358	5,465,178
Southern	14,555	789,172
		20,916,011
Electrical Equipment–0.11%
Rockwell Automation	6,542	1,443,689
		1,443,689
Electronic Equipment, Instruments & Components–0.57%
Corning	75,767	2,455,609
Dolby Laboratories Class A	33,179	2,199,104
Jabil	82,071	2,811,752
LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Zebra Technologies Class A	1,301	$ 328,450
		7,794,915
Energy Equipment & Services–0.06%
Schlumberger	54,671	850,681
		850,681
Entertainment–3.24%
Activision Blizzard	34,163	2,765,495
†Electronic Arts	57,501	7,498,705
†Netflix	36,222	18,112,087
†Roku	1,164	219,763
†Spotify Technology	15,809	3,834,789
†Take-Two Interactive Software	35,076	5,795,257
†Walt Disney	7,861	975,393
†Zynga Class A	586,447	5,348,396
		44,549,885
Equity Real Estate Investment Trusts–3.34%
Alexandria Real Estate Equities	18,248	2,919,680
American Tower	63,515	15,353,481
Boston Properties	17,661	1,418,178
CoreSite Realty	35,474	4,217,149
Equinix	6,582	5,003,176
Equity LifeStyle Properties	78,375	4,804,388
First Industrial Realty Trust	17,054	678,749
Invitation Homes	77,101	2,158,057
Prologis	41,157	4,141,217
SBA Communications	16,302	5,191,861
		45,885,936
Food & Staples Retailing–0.96%
Costco Wholesale	30,009	10,653,195
Sysco	41,551	2,585,303
		13,238,498
Food Products–0.82%
Mondelez International Class A	195,920	11,255,604
		11,255,604
Health Care Equipment & Supplies–3.04%
†ABIOMED	5,208	1,442,928
†Boston Scientific	128,446	4,907,922
Cooper	1,495	503,994
Danaher	26,611	5,730,147
†Edwards Lifesciences	44,257	3,532,594
†Hologic	84,174	5,595,046
†IDEXX Laboratories	945	371,489
†Insulet	17,733	4,195,450
†Intuitive Surgical	5,231	3,711,604
†Quidel	4,658	1,021,872
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
STERIS	10,553	$ 1,859,333
Teleflex	9,349	3,182,587
West Pharmaceutical Services	20,980	5,767,402
		41,822,368
Health Care Providers & Services–2.67%
Anthem	36,125	9,702,814
†Centene	34,640	2,020,551
Cigna	14,266	2,416,803
HCA Healthcare	62,043	7,735,521
†Laboratory Corp of America Holdings	6,875	1,294,356
McKesson	12,147	1,809,053
†Molina Healthcare	1,365	249,850
Quest Diagnostics	10,142	1,161,157
UnitedHealth Group	31,677	9,875,938
Universal Health Services Class B	4,685	501,389
		36,767,432
Hotels, Restaurants & Leisure–1.87%
†Chipotle Mexican Grill	5,110	6,355,358
Domino's Pizza	13,302	5,657,075
Las Vegas Sands	59,362	2,769,831
McDonald's	44,090	9,677,314
Wendy's	55,343	1,233,872
		25,693,450
Household Durables–0.94%
DR Horton	96,683	7,312,135
Lennar Class A	45,665	3,729,917
PulteGroup	40,988	1,897,335
		12,939,387
Household Products–1.31%
Procter & Gamble	129,552	18,006,432
		18,006,432
Industrial Conglomerates–0.55%
3M	5,012	802,822
General Electric	147,362	918,065
Honeywell International	35,650	5,868,347
		7,589,234
Insurance–1.55%
American International Group	98,138	2,701,739
Aon Class A	15,551	3,208,171
†Athene Holding Class A	63,419	2,161,319
Chubb	27,049	3,140,930
Hartford Financial Services Group	75,806	2,794,209

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Marsh & McLennan Companies	29,324	$ 3,363,463
Primerica	9,711	1,098,703
Progressive	29,688	2,810,563
		21,279,097
Interactive Media & Services–7.57%
†Alphabet Class A	24,094	35,312,167
†Alphabet Class C	11,737	17,248,695
†Facebook Class A	149,428	39,135,193
†Match Group	34,605	3,829,043
†Pinterest Class A	87,267	3,622,453
†Snap Class A	149,912	3,914,202
†Zillow Group Class C	10,225	1,038,758
		104,100,511
Internet & Direct Marketing Retail–7.51%
†Amazon.com	28,652	90,217,412
†Booking Holdings	2,235	3,823,370
eBay	78,401	4,084,692
†Etsy	20,777	2,527,106
†Wayfair Class A	8,785	2,556,523
		103,209,103
IT Services–6.32%
Accenture Class A	6,485	1,465,545
†Black Knight	65,191	5,674,876
†CACI International Class A	13,661	2,911,979
Cognizant Technology Solutions Class A	30,588	2,123,419
†EPAM Systems	17,720	5,728,522
†FleetCor Technologies	21,520	5,123,912
†Gartner	32,357	4,043,007
Global Payments	54,383	9,657,333
Mastercard Class A	16,321	5,519,273
†PayPal Holdings	106,064	20,897,790
†Shopify Class A	2,307	2,359,992
†Snowflake Class A	740	185,740
†Twilio Class A	2,561	632,797
†VeriSign	27,273	5,586,874
Visa Class A	75,068	15,011,348
		86,922,407
Life Sciences Tools & Services–1.60%
†Illumina	10,000	3,090,800
†Mettler-Toledo International	6,046	5,838,924
PerkinElmer	42,067	5,279,829
†PPD	20,000	739,800
Thermo Fisher Scientific	15,830	6,989,262
		21,938,615
Machinery–1.11%
Fortive	58,455	4,454,856
Illinois Tool Works	1,124	217,168
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Ingersoll Rand	95,072	$ 3,384,563
Parker-Hannifin	6,471	1,309,342
Stanley Black & Decker	8,752	1,419,574
Westinghouse Air Brake Technologies	72,894	4,510,681
		15,296,184
Media–1.14%
†Charter Communications Class A	19,731	12,318,853
Omnicom Group	68,666	3,398,967
		15,717,820
Multiline Retail–0.55%
Dollar General	36,302	7,609,625
		7,609,625
Oil, Gas & Consumable Fuels–0.90%
BP ADR	44,693	780,340
Chevron	33,755	2,430,360
Concho Resources	9,239	407,625
Diamondback Energy	11,764	354,332
EOG Resources	63,752	2,291,247
Exxon Mobil	57,696	1,980,704
Marathon Petroleum	46,064	1,351,518
Pioneer Natural Resources	6,450	554,635
Royal Dutch Shell Class A ADR	59,496	1,497,514
Royal Dutch Shell Class B ADR	32,061	776,517
		12,424,792
Personal Products–0.30%
Estee Lauder Class A	8,705	1,899,866
†Herbalife Nutrition	46,813	2,183,827
		4,083,693
Pharmaceuticals–3.32%
AstraZeneca ADR	111,863	6,130,093
Bristol-Myers Squibb	105,114	6,337,323
Eli Lilly & Co.	54,714	8,098,766
Merck & Co.	82,874	6,874,398
Pfizer	255,929	9,392,594
Royalty Pharma Class A	17,680	743,798
Zoetis	48,910	8,088,247
		45,665,219
Professional Services–0.66%
Equifax	9,295	1,458,385
IHS Markit	85,404	6,705,068
TransUnion	10,976	923,411
		9,086,864

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–0.75%
JB Hunt Transport Services	20,219	$ 2,555,277
Old Dominion Freight Line	29,806	5,392,502
†Uber Technologies	66,029	2,408,738
		10,356,517
Semiconductors & Semiconductor Equipment–4.80%
†Advanced Micro Devices	147,614	12,102,872
Applied Materials	101,785	6,051,118
KLA	19,832	3,842,252
Lam Research	21,211	7,036,749
Marvell Technology Group	156,161	6,199,592
†Micron Technology	100,827	4,734,836
Monolithic Power Systems	2,381	665,751
NVIDIA	15,207	8,230,333
Taiwan Semiconductor Manufacturing ADR	45,115	3,657,473
Texas Instruments	94,513	13,495,511
		66,016,487
Software–12.13%
†Adobe	35,966	17,638,805
†Anaplan	18,797	1,176,316
†DocuSign	10,792	2,322,870
†Dropbox Class A	185,018	3,563,447
Intuit	2,493	813,242
Microsoft	435,275	91,551,391
†New Relic	16,611	936,196
Oracle	113,940	6,802,218
†RingCentral Class A	7,176	1,970,601
†salesforce.com	56,519	14,204,355
†ServiceNow	22,068	10,702,980
†Slack Technologies Class A	24,766	665,215
†Splunk	7,374	1,387,271
†Workday Class A	42,303	9,100,644
†Zoom Video Communications Class A	8,339	3,920,247
		166,755,798
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.84%
†AutoZone	3,766	$ 4,434,992
Dick's Sporting Goods	68,169	3,945,622
Lowe's	60,949	10,109,001
TJX	121,722	6,773,829
		25,263,444
Technology Hardware, Storage & Peripherals–7.71%
Apple	914,703	105,931,754
		105,931,754
Textiles, Apparel & Luxury Goods–0.19%
NIKE Class B	21,003	2,636,717
		2,636,717
Wireless Telecommunication Services–0.13%
†T-Mobile US	15,268	1,746,048
		1,746,048
Total Common Stock (Cost $865,512,266)		1,297,154,880

MONEY MARKET FUND–5.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	72,436,858	72,436,858
Total Money Market Fund (Cost $72,436,858)		72,436,858

TOTAL INVESTMENTS–99.63% (Cost $937,949,124)	1,369,591,738
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	5,150,886
NET ASSETS APPLICABLE TO 33,481,098 SHARES OUTSTANDING–100.00%	$1,374,742,624

† Non-income producing.
LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
4	E-mini Russell 2000 Index	$300,880	$300,868	12/18/20	$12	$—
149	E-mini S&P 500 Index	24,972,400	24,863,646	12/18/20	108,754	—
1	E-mini S&P MidCap 400 Index	185,590	187,081	12/18/20	—	(1,491)
Total Futures Contracts					$108,766	$(1,491)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,297,154,880	$—	$—	$1,297,154,880
Money Market Fund	72,436,858	—	—	72,436,858
Total Investments	$1,369,591,738	$—	$—	$1,369,591,738
Derivatives:

Assets:
Futures Contracts	$108,766	$—	$—	$108,766
Liabilities:
Futures Contract	$(1,491)	$—	$—	$(1,491)
There were no Level 3 investments at the beginning or end of the period.
LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–7